OTHER COMPREHENSIVE INCOME / (LOSS) AND ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS) - Components (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Before Tax Amount
Other Comprehensive Income (Loss)	$ 2,613	$ 894	$ (1,056)
Income Tax Recovery/(Expense)
Other Comprehensive Income (Loss)	(216)	(252)	138
Net of Tax Amount
Other comprehensive income/(loss) (Note 26)	2,397	642	(918)
Foreign currency translation gains and losses on net investment in foreign operations
Before Tax Amount
Other comprehensive income (loss), before reclassifications	1,410	(100)	(647)
Income Tax Recovery/(Expense)
Other comprehensive income (loss) before reclassifications	84	(8)	38
Net of Tax Amount
Other comprehensive income/(loss), before reclassifications	1,494	(108)	(609)
Change in fair value of net investment hedges
Before Tax Amount
Other comprehensive income (loss), before reclassifications	(48)	(3)	48
Income Tax Recovery/(Expense)
Other comprehensive income (loss) before reclassifications	12	1	(12)
Net of Tax Amount
Other comprehensive income/(loss), before reclassifications	(36)	(2)	36
Change in fair value and reclassification of gains and losses of cash flow hedges
Before Tax Amount
Other comprehensive income (loss), before reclassifications	(58)	(13)	(771)
Reclassification from accumulated other comprehensive Income (loss)	63	68	649
Income Tax Recovery/(Expense)
Other comprehensive income (loss) before reclassifications	19	3	188
Reclassification from AOCI	(21)	(13)	(160)
Net of Tax Amount
Other comprehensive income/(loss), before reclassifications	(39)	(10)	(583)
Reclassification from accumulated other comprehensive income (loss)	42	55	489
Unrealized actuarial gains and losses and reclassification of actuarial gains and losses of pension and other post-retirement benefits
Before Tax Amount
Other comprehensive income (loss), before reclassifications	81	208	15
Reclassification from accumulated other comprehensive Income (loss)	9	20	23
Income Tax Recovery/(Expense)
Other comprehensive income (loss) before reclassifications	(18)	(50)	(3)
Reclassification from AOCI	(3)	(6)	(6)
Net of Tax Amount
Other comprehensive income/(loss), before reclassifications	63	158	12
Reclassification from accumulated other comprehensive income (loss)	6	14	17
Other comprehensive income on equity investments
Before Tax Amount
Other Comprehensive Income (Loss)	1,156	714	(373)
Income Tax Recovery/(Expense)
Other Comprehensive Income (Loss)	(289)	(179)	93
Net of Tax Amount
Other comprehensive income/(loss) (Note 26)	$ 867	$ 535	$ (280)